16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES

The Company entered into a series of securities purchase agreements (the “Purchase Agreements”) with an investor and issued convertible promissory notes, as follows:

Issued	Principal Amount	Stated Interest Rate	Maturity	Unamortized Discount at 12/31/12	Effective Interest Rate	Principal Balance, 12/31/12
February 2011	$32,000	8.00%	November 2011	$-	147%	-
May 2011	100,000	8.00%	February 2012	-	147%	-
July 2011	79,000	8.00%	April 2012	-	147%	-
September 2011	52,000	8.00%	June 2012	-	123%	-
October 2011	52,000	8.00%	July 2012	-	147%	-
November 2011	52,000	8.00%	August 2012	-	92%	-
January 2012	52,000	8.00%	October 2012	-	130%	-
April 2012	43,000	8.00%	January 2013	-	125%	-
June 2012	43,000	8.00%	March 2013	-	141%	12,000
August 2012	43,000	8.00%	May 2013	12,000	142%	43,000
September 2012	32,000	8.00%	June 2013	14,000	122%	32,000
November 2012	33,000	8.00%	August 2013	17,000	101%	33,000
	$613,000			$43,000		$120,000

At December 31, 2011, the principal amount of convertible promissory notes outstanding and the unamortized discount thereon was $235,000 and $83,000, respectively.

The promissory notes provide for interest at the rate of eight (8%) percent per annum and may be converted into unregistered shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of the Notes, at the option of the holder. The Conversion Price shall be equal to 61% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion. The Notes also contain a prepayment option whereby the Company may make a payment to the holder equal to between 130% and 150% of the then outstanding unpaid principal, interest and any other amounts that might be due for penalties or any event of a default under the Notes during the 179-day period following the date of issuance of the Notes.

The 61% discounted Conversion Price establishes a beneficial conversion feature (“BCF”) which is required to be valued and accreted to interest expense over the six month minimum conversion period of the Convertible Notes. At December 31, 2012, the unamortized discount on the convertible promissory notes amounted to $43,000, which has been netted against the balance of the outstanding promissory notes in the accompanying consolidated balance sheet. For the years ended December 31, 2012 and 2011, the amount of interest expense resulting from accretion of the unamortized discount on the convertible promissory notes amounted to $295,000 and $330,000, respectively.

In accordance with GAAP, the conversion features associated with the convertible promissory notes represent derivatives. The estimated fair value of the embedded derivative liability is required to be remeasured at each balance sheet date. The estimated fair value of the embedded derivative liabilities related to promissory notes outstanding, was measured as the aggregate estimated fair value, based on Level 2 inputs, and amounted to $135,000 and $243,000, at December 31, 2012 and 2011, respectively. The income (expense) from the change in the estimated fair value of the embedded derivative liabilities amounted to $130,000 and ($165,000) for the years ended December 31, 2012 and 2011, respectively. This amount is included in the accompanying statements of operations as change in embedded derivative liability.

The embedded derivative liability arises because, based on historical trading patterns of the Company’s stock, the formula for determining the Conversion Rate is expected to result in a lower Conversion Rate than the closing price of the stock on the actual date of conversion (hereinafter referred to as the “Variable Conversion Rate Differential”. The estimated fair value of the derivative liabilities have been calculated based on a Black-Scholes option pricing model.

The Company made the private placement of these securities in reliance upon Section 4(2) of the Securities Act of 1933, as amended (the “Act”), Rule 506 of Regulation D, and the rules and regulations promulgated thereunder, and/or upon any other exemption from the registration requirements of the Act, as applicable.